Salt Funds Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

March 1, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Salt Funds Trust (the “Trust”)

Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6(a) of the Securities Act of 1933, as amended, filed with this letter is Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (Pre-Amend No. 1”). The purpose of Pre-Amend No. 1 is to incorporate comments received from the Staff to the Trust’s N-1A, as filed on December 19, 2018.

If you have any questions or require further information, please contact me at (414) 765‑5586.
Sincerely,
/s/ Michael D. Barolsky
Michael D. Barolsky
Senior Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust

Enclosure